ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Parent's Condensed Balance Sheets
	As of December 31,
	2015	2016
Assets
Current assets
Cash and cash equivalents	$332	$139
Amount due from subsidiaries	179,619	178,083
Other current assets	1,369	3,825

Total current assets	181,320	182,047

Non-current assets
Investment in subsidiaries	205,501	86,896

TOTAL ASSETS	386,821	268,943

Liabilities
Current liabilities
Accrued expenses and other current liabilities	253	206

Total liabilities	253	206

Equity
Ordinary Shares ($0.001 par value; 900,000,000 shares authorized in 2015 and 2016; 127,662,057 shares issued as of December 31, 2015 and 2016; 124,395,645 shares and 125,629,779 shares outstanding as of December 31, 2015 and 2016, respectively)	128	128
Additional paid-in capital	317,414	287,094
Treasury stock (3,266,412 and 2,032,278 shares as of December 31, 2015 and 2016, respectively)	(3,778)	(2,351)
Retained earnings (accumulated deficits)	49,876	(15,842)
Accumulated other comprehensive income	22,928	(292)

Total equity	386,568	268,737

TOTAL LIABILITIES AND EQUITY	$386,821	$268,943

Schedule of Parent's Condensed Statements of Operations
	For the years ended December 31,
	2014	2015	2016
Operating expenses
Selling and marketing	$(144)	$-	$(8)
General and administrative	(1,676)	(2,070)	(2,356)

Total operating expenses	(1,820)	(2,070)	(2,364)
Other income, net	-	-	548
Investment (loss) income in subsidiaries	(23,875)	151,717	(63,809)

Net (loss) income attributable to holders of ordinary shares	$(25,695)	$149,647	$(65,625)

Schedule of Parents' Condensed Statements of Comprehensive Income/Loss
	For the years ended December 31,
	2014	2015	2016

Net (loss) income	$(25,695)	$149,647	$(65,625)
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustment	(6,414)	(10,887)	(23,220)

Comprehensive (loss) income attributable to Parent Company	$(32,109)	$138,760	$(88,845)

Schedule of Parent's Condensed Statements of Changes in Equity
						Accumulated
						other
	Ordinary shares		Additional	Treasury	(Accumulated deficits)	comprehensive	Total
	Shares	Amount	paid-in capital	stock	retained earnings	Income (loss)	equity
Balance as of January 1, 2014	119,134,135	$128	$313,912	$(9,860)	$(73,443)	$40,229	$270,966

Ordinary shares issued for share based compensation	808,278	-	-	624	-	-	624
Share-based compensation	-	-	1,359	-	-	-	1,359
Foreign currency translation adjustment	-	-	-	-	-	(6,414)	(6,414)
Capital contribution from non-controlling interests	-	-	6,463	-	-	-	6,463
Disposal of equity interests of AM Film and AirMedia Lianhe	-	-	1,433	-	-	-	1,433
Net loss	-	-	-	-	(25,695)	-	(25,695)

Balance as of December 31, 2014	119,942,413	$128	$323,167	$(9,236)	$(99,138)	$33,815	$248,736

Ordinary shares issued for share based compensation	4,453,232	-		5,458	(663)	-	4,825
Share-based compensation	-	-	598	-	-	-	598
Foreign currency translation adjustment	-	-	-	-	-	(10,887)	(10,887)
Net income	-	-	-	-	149,647	-	149,647
Capital contribution from non-controlling interests	-	-	271	-	-	-	271
Capital contribution to Guangzhou Meizheng	-	-	(459)	-	-	-	(459)
Acquisition of non-controlling interests	-	-	(6,163)	-	-	-	(6,163)

Balance as of December 31, 2015	124,395,645	$128	317,414	(3,778)	49,876	22,928	386,568

Stock option exercised	1,234,134	-	-	1,427	(93)	-	1,334
Share-based compensation	-	-	773	-	-	-	773
Foreign currency translation adjustment						(23,220)	(23,220)
Net income					(65,625)	-	(65,625)
Acquisition of equity interests from non-controlling shareholders			(34,570)				(34,570)
Capital contribution from non-controlling interests			3,477				3,477

Balance as of December 31, 2016	125,629,779	$128	$287,094	$(2,351)	$(15,842)	$(292)	$268,737

Schedule of Parent's Condensed Statements of Cash Flows
	For the years ended December 31,
	2014	2015	2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(25,695)	$149,647	$(65,625)
Investment loss (income) in subsidiaries	23,875	(151,717)	63,809
Share-based compensation	1,359	598	773

CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	(221)	(813)	(2,456)
Accrued expenses and other current liabilities	(308)	169	(47)
Amount due to subsidiaries	(517)	(3,135)	483
Amount due from subsidiaries	2,898	(1,272)	1,536

Net cash provided by (used in) operating activities	1,391	(6,523)	(1,527)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercises of stock options	624	4,826	1,334

Net cash provided by financing activities.	624	4,826	1,334

Net increase (decrease) in cash	2,015	(1,697)	(193)
Cash, at beginning of year	14	2,029	332

Cash, at end of year	$2,029	$332	$139